ACQUISITIONS - Purchase Price of Viessmann Climate Solutions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Jan. 02, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 14,601		$ 7,520	$ 7,626
VCS Business
Business Acquisition [Line Items]
Cash and cash equivalents	393	$ 394
Measurement Period Adjustments, Cash and cash equivalents	(1)
Accounts receivable	413	408
Measurement Period Adjustments, Accounts receivable	5
Inventories	920	948
Measurement Period Adjustments, Inventories	(28)
Other current assets	17	17
Measurement Period Adjustments, Other current assets	0
Fixed assets	919	913
Measurement Period Adjustments, Fixed assets	6
Intangible assets	6,645	6,640
Measurement Period Adjustments, Intangible assets	5
Other assets	299	284
Measurement Period Adjustments, Other assets	15
Accounts payable	(290)	(288)
Measurement Period Adjustments, Accounts payable	(2)
Other liabilities, current	(663)	(626)
Measurement Period Adjustments, Other liabilities, current	(37)
Future income tax obligations	(1,810)	(1,825)
Measurement Period Adjustments, Future income tax obligations	15
Other liabilities	(301)	(284)
Measurement Period Adjustments, Other liabilities	(17)
Total identifiable net assets	6,542	6,581
Measurement Period Adjustments, Total identifiable net assets	(39)
Goodwill	7,607	7,576
Measurement Period Adjustments, Goodwill	31
Total consideration	14,149	$ 14,157
Measurement Period Adjustments, Total consideration	$ (8)